SCOPE OF CONSOLIDATION - Joint Ventures Narrative AMNS Before 2020 (Details) t in Millions, $ in Millions					6 Months Ended	12 Months Ended
	Mar. 30, 2023 USD ($)	Mar. 16, 2020 USD ($)	Dec. 16, 2019	Dec. 08, 2019	Jun. 30, 2026 tonne	Dec. 31, 2023 USD ($) tonne service_center plant_system plant t	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018 USD ($) stage	Dec. 31, 2026 blastFurnace	Apr. 30, 2026 USD ($)
Disclosure of joint ventures [line items]
Borrowings						$ 10,681
5.146 billion term loan, due 2030
Disclosure of joint ventures [line items]
Notional amount		$ 5,100
Borrowings maturity, term		10 years
Forecast | 5.146 billion term loan, due 2030 | Tranche A
Disclosure of joint ventures [line items]
Notional amount											$ 2,000
Forecast | 5.146 billion term loan, due 2030 | Tranche B
Disclosure of joint ventures [line items]
Notional amount											1,000
Forecast | 5.146 billion term loan, due 2030 | Tranche C
Disclosure of joint ventures [line items]
Notional amount											$ 2,000
AMNS India
Disclosure of joint ventures [line items]
Crude steel capacity | tonne						8,800,000
Proportion of ownership interest in joint venture (in percent)			60.00%	60.00%		60.00%	60.00%	60.00%
Number of iron ore beneficiation plants | plant						2
Number of service centers | service_center						6
Number of pellet plant systems | plant_system						2
Contractual capital commitments						$ 7,400			$ 2,600
Number of stages for implementation of capital expenditure | stage									2
Period of capital expenditure									6 years
AMNS India | Phase 1
Disclosure of joint ventures [line items]
Finished steel goods capacity | tonne						7,600,000
AMNS India | Bottom of range
Disclosure of joint ventures [line items]
Capacity of blast furnace | tonne						2,000,000
AMNS India | Bottom of range | Phase 1B
Disclosure of joint ventures [line items]
Capacity of blast furnace | tonne						15,000,000
AMNS India | Bottom of range | Phase 2
Disclosure of joint ventures [line items]
Finished steel goods capacity | tonne						7,600,000
AMNS India | Top of range | Phase 1A
Disclosure of joint ventures [line items]
Capacity of blast furnace | tonne						3,000,000
AMNS India | Top of range | Phase 1B
Disclosure of joint ventures [line items]
Capacity of blast furnace | tonne						20,000,000
AMNS India | Top of range | Phase 2
Disclosure of joint ventures [line items]
Finished steel goods capacity | tonne						8,600,000
AMNS India | Forecast
Disclosure of joint ventures [line items]
Capacity of rolled products | tonne					15,000,000
Number of blast furnaces | blastFurnace										2
AMNS India | Debottlenecking
Disclosure of joint ventures [line items]
Contractual capital commitments						$ 800
AMNS India | Downstream
Disclosure of joint ventures [line items]
Contractual capital commitments						1,000
AMNS India | Upstream
Disclosure of joint ventures [line items]
Contractual capital commitments						$ 5,600
AMNS India | Kirandul-Vizag system
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t						8
AMNS India | Dabuna-Paradeep system
Disclosure of joint ventures [line items]
Production capacity, number of pellet tonnes per annum | t						12
AMNS Luxembourg | 5 billion Japanese floating rate term loan
Disclosure of joint ventures [line items]
Borrowings maturity, term	10 years
Borrowings	$ 5,000
NSC | AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)				40.00%